UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23787

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Constitution Capital Access Fund, LLC
(Exact name of registrant as specified in charter)

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300 Brickstone Square, 7th Floor
Andover, Massachusetts 01810
(Address of principal executive offices) (Zip code)

Christopher Faucher
Constitution Capital PM, LP
300 Brickstone Square, 7th Floor
Andover, Massachusetts 01810
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (855) 551-2276

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.      REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

Constitution Capital Access Fund, LLC

Institutional-Quality Private Equity Portfolio, Through a Single Allocation

Constitution Capital PM, L.P.

September 2025

Constitution Capital Access Fund, LLC
Table of Contents For the Six Months Ended September 30, 2025 (Unaudited)

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments September 30, 2025 (Unaudited)
Investments — 109.6%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments — 64.5%¹,²
Direct Credit — 0.3%
North America — 0.3%
COP Exterminators Acquisitions, Inc.[9] ($472,380 principal amount, 9% Cash 4% PIK, 1/28/2030)	Consumer Staples	Subordinated debt	7/31/2023		$472,380	$472,380
Donut Acquisition Co.[9,10] ($49,403 principal amount, 8.79% Cash (CME Term SOFR 6M+4.75%, 1.00% Floor), 5/30/2031)	Consumer Staples	Subordinated debt	5/30/2025		49,403	49,403
Gula Buyer, Inc.[9,10] ($246,042 principal amount, 8.72% Cash (CME Term SOFR 1M+4.50%, 0.75% Floor), 10/25/2031)	Consumer Discretionary	Subordinated debt	10/25/2024		246,042	246,042
PracticeTek Midco, LLC[9] ($1,317,652 principal amount, 14% PIK, 8/30/2030)	Financial Technology	Subordinated debt	8/30/2023		1,317,652	1,317,652
Total Direct Credit					2,085,477	2,085,477

Direct Equity — 64.2%
Asia – Pacific — 2.8%
SLP Rainbow Co-Invest, L.P.*	Consumer Staples	Limited partnership interest	10/1/2022		11,131,556	11,977,366
SLP Redwood Co-Invest, L.P.*	Communication Services	Limited partnership interest	10/1/2022		8,598,548	9,746,700
Total Asia — Pacific					19,730,104	21,724,066

Europe — 11.1%
Bach Co-investment L.P.1*	Consumer Discretionary	Limited partnership interest	10/1/2022		10,442,126	1,528,533
BW CDMO Co-Invest, L.P.*	Health Care	Limited partnership interest	11/4/2024		10,358,553	8,374,542
CVC Capital Partners Pachelbel (A) SCSp[3,8]	Education Services	Limited partnership interest	7/8/2024		2,238,381	3,528,334
EQT VIII Co-Investment (D) SCSp*[8]	Health Care	Limited partnership interest	10/1/2022		12,294,400	17,765,750
Kirk Beauty Co-Investment Limited Partnership*[8]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,888,562	4,849,918
LEP CP Co-Invest L.P.*[3,8,9]	Industrials	Limited partnership interest	3/27/2025		6,639,912	6,858,190
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	7,914,290	6,349,162
Neptune Co-Investment, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		9,815,968	907,845

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Investments — 109.6%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
Europe (Continued)
SLP Jewel Co-Invest, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		$5,883,679	$7,722,514
SLP Mistral Co-Invest, L.P.*	Financials	Limited partnership interest	10/1/2022		14,176,765	19,762,547
SLP Zephyr Investors, L.P.*	Communication Services	Limited partnership interest	10/1/2022		7,831,030	6,092,471
Total Europe					94,483,666	83,739,806

North America — 50.3%
ABCL Equity Investors, L.P.*[9]	Professional Services	Limited partnership interest	8/12/2025		5,009,332	5,000,000
ACP Canopy Co-Invest LLC*	Health Care	Limited liability company interest	11/1/2022	20,082	20,081,967	24,762,651
ACP Ukulele Co-Invest LP*	Health Care	Common Units	3/4/2024	25,671	5,085,250	7,463,015
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		5,922,469	3,882,396
Ares EPIC Co-Invest II L.P.*[3]	Energy	Limited partnership interest	10/1/2022		—	96,141
Avista Healthcare Partners CV II, L.P.*[3]	Industrials	Limited partnership interest	7/1/2025		2,028,368	2,340,542
Carlyle Sabre Coinvestment, L.P.*	Industrials	Limited partnership interest	10/1/2022		7,055,319	16,853,967
CC AEC Co-Invest L.P.*	Health Care	Limited partnership interest	10/1/2022	5,780	5,786,486	3,290,415
Centeotl Co-Invest B, L.P.*[3]	Consumer Staples	Limited partnership interest	5/15/2023		5,160,290	5,119,255
COP Exterminators Investment, LLC*[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,000,000	11,904,804
Donut Topco LLC*[9]	Consumer Staples	Class A Units	5/30/2025	10,000	10,000,000	10,000,000
Ergotron Investments, LLC*[9]	Industrials	Common Units	10/1/2022	50,000	5,000,000	6,641,533
Gula Co-Invest II, L.P.*[3]	Consumer Discretionary	Common Units	10/23/2024	5,000	5,025,000	6,120,032
Hermod Co-Invest, LP*[3]	Consumer Discretionary	Common Units	10/15/2024	5,000,000	5,154,248	6,786,870
Hildred Capital Co-Invest-REBA, LP*[3]	Health Care	Limited partnership interest	1/15/2025		14,564,875	18,479,749
Ishtar Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		5,851,409	47,966,605
KLC Fund 0325-CI LP*[3]	Health Care	Limited partnership interest	5/9/2025		4,046,849	4,000,000
LC Ahab Aggregator, LP	Consumer Discretionary	Limited partnership interest	7/31/2024	5,000	3,104,978	7,902,608
LCG5 Candlelight, L.P.*	Communication Services	Limited partnership interest	2/24/2025	1,000,000	10,322,863	16,520,794

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Investments — 109.6%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
LCMM Revolution Aggregator, L.P.*[9]	Consumer Discretionary	Class A Units	7/14/2025	5,000	$5,016,787	$6,387,891
LGP Sage PC Coinvest LP3	Industrials	Limited partnership interest	3/31/2025		7,713,947	9,227,482
LH Equity Investors, L.P.*[9]	Industrials	Limited partnership interest	9/3/2025		9,668,959	13,529,326
MyTown Health Partners Parent, LP*[3,9]	Health Care	Limited partnership interest	7/17/2024	4,375,000	4,375,000	4,801,779
NBPT Aggregator, LLC*[3,9]	Health Care	Preferred Units	2/28/2025	8,000	8,023,333	11,147,339
NE Parent Holdings, LLC*[9]	Communication Services	Common Units	8/29/2025	65,313	4,441,028	5,178,785
NE Parent Holdings, LLC*[9]	Communication Services	Preferred Units	8/29/2025	5,050	5,558,972	6,758,683
Oshun Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		3,208,978	7,918,695
PT Co-Invest II, L.P.*[3]	Financial Technology	Limited partnership interest	8/28/2023		10,072,394	12,615,398
RCP Monte Nido Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	4/10/2023		6,252,098	5,140,695
RCP MQ Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	12/2/2024		3,453,460	6,080,248
RCP Ocean Co-Investment Fund, L.P.*[9]	Information Technology	Limited partnership interest	4/23/2025		6,128,846	6,000,000
s20 SPV VIII, a Series of CGF2021 LLC*[9]	Financials	Limited partnership interest	9/30/2025		10,510,433	23,414,087
SLP Blue Co-Invest, L.P.*	Information Technology	Limited partnership interest	10/1/2022		8,731,291	8,751,575
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		9,344	378,161
Thorium AppDirect Co-Invest, LLC*	Information Technology	Limited liability company interest	9/30/2024	10,000,000	10,653,131	22,418,059
TPG VII Renown Co-Invest II, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,098,713	44,250
VCP Roland Co-Invest Aggregator, L.P.*	Consumer Staples	Limited partnership interest	10/21/2024	5,000	5,094,389	5,000,000
VCP Tech24 Co-Invest Aggregator, L.P.*	Business Services	Limited partnership interest	5/15/2024	5,000	5,285,149	4,235,198
WE Select Fund 1, L.P.*[3]	Health Care	Limited partnership interest	2/5/2025		3,828,013	4,837,545
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class A Preferred Units	10/1/2022	13,053	13,053,292	15,004,335
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class B Common Units	10/1/2022	13,053	87,364	—
Total North America					264,464,624	384,000,908
Total Direct Equity					378,678,394	489,464,780
Total Direct Investments — 64.5%					380,763,871	491,550,257

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Investments — 109.6%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds — 43.9%¹,²
Asia — Pacific — 2.9%
BPEA Private Equity Fund VI, L.P.2*[3]		Limited partnership interest	10/1/2022		$10,954,191	$4,052,514
BPEA Private Equity Fund VII, SCSp[3]		Limited partnership interest	10/1/2022		19,845,148	18,378,494
Total Asia — Pacific					30,799,339	22,431,008

Europe — 10.7%
CVC Capital Partners VI (D) S.L.P.[3,8]		Limited partnership interest	10/1/2022		14,015,242	10,791,433
CVC Capital Partners VII (A) L.P.[3,8]		Limited partnership interest	10/1/2022		18,674,038	20,781,142
EQT IX (No.1) EUR SCSp*[3,8]		Limited partnership interest	10/1/2022		12,294,893	13,959,620
EQT VII (No.1) Limited Partnership*[3,8]		Limited partnership interest	10/1/2022		7,895,985	5,757,529
EQT VIII (No.1) SCSp*[3,8]		Limited partnership interest	10/1/2022		19,238,013	15,601,435
Sixth Cinven Fund (No. 2) Limited Partnership[3,8]		Limited partnership interest	10/1/2022		21,501,385	14,566,367
Total Europe					93,619,556	81,457,526

North America — 30.3%
Ares Corporate Opportunities Fund V, L.P.*[3]		Limited partnership interest	10/1/2022		14,683,218	12,671,116
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.[3]		Limited partnership interest	10/1/2022		19,944,752	27,558,975
Ares Energy Opportunities Fund B, L.P.[3]		Limited partnership interest	10/1/2022		8,722,822	4,547,074
Avista Healthcare Partners (Offshore) II, L.P.*[3]		Limited partnership interest	3/31/2025		9,268,580	11,181,015
Bansk Fund I-B, L.P.*[3]		Limited partnership interest	9/13/2023		5,338,527	8,012,590
Carlyle International Energy Partners II S.C.Sp.[3]		Limited partnership interest	10/1/2022		13,056,431	10,455,930
Carlyle Partners VI, L.P.[3,4]		Limited partnership interest	10/1/2022		4,307,481	2,057,513
Carlyle Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		9,269,658	9,925,014
Catterton Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		17,152,531	10,145,748
Gridiron Capital (Parallel) Fund V, L.P.*[3]		Limited partnership interest	11/27/2023		3,695,312	4,071,825
Insignia Capital Partners, L.P.[3,4]		Limited partnership interest	10/1/2022		28,738,987	9,015,060
Lightyear Fund III, L.P.[3,4]		Limited partnership interest	10/1/2022		—	13,103
Nautic Partners VI, L.P.*		Limited partnership interest	10/1/2022		5,257,615	31,435
Revelstoke Capital Partners Fund III, L.P.[3]		Limited partnership interest	8/22/2023		4,205,829	4,570,164

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Investments — 109.6%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds (Continued)
North America (Continued)
Riverstone Global Energy and Power Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		$4,884,169	$2,434,716
Riverstone Non-ECI Partners, L.P.[3]		Limited partnership interest	10/1/2022		12,293,644	5,639,330
Sage Equity Investors Side, L.P.*[3]		Limited partnership interest	9/30/2025		—	294,000
Silver Lake Partners IV, L.P.[3,4]		Limited partnership interest	10/1/2022		13,146,598	12,839,440
Silver Lake Partners V, L.P.*[3,4]		Limited partnership interest	10/1/2022		18,707,481	18,849,633
SK Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		21,213,507	5,931,917
SL SPV-2, L.P.		Limited partnership interest	10/1/2022		5,237,135	6,361,794
SunTx Capital Partners II, L.P.*		Limited partnership interest	10/1/2022		6,048,777	27,978,002
TPG HealthCare Partners, L.P.*[3]		Limited partnership interest	10/1/2022		5,629,087	6,115,104
TPG Partners VI, L.P.[3]		Limited partnership interest	10/1/2022		2,945,004	1,099,294
TPG Partners VIII, L.P.*[3]		Limited partnership interest	10/1/2022		18,910,592	20,080,492
WestView Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		9,556,946	5,340,983
Wind Point Partners VII-B, L.P.*[3]		Limited partnership interest	10/1/2022		1,762,976	348,363
Wind Point Partners X-B, L.P.[3]		Limited partnership interest	4/5/2024		3,576,930	4,599,151
Total North America					267,554,589	232,168,781
Total Investment Funds — 43.9%					391,973,484	336,057,315

Short-Term Investments — 1.2%
North America — 1.2%
Fidelity Institutional Government Portfolio — Class I, 4.04%[6]				9,094,422	9,094,422	9,094,422
Total Short-Term Investments — 1.2%					9,094,422	9,094,422

Total Investments — 109.6%					781,831,777	836,701,994
Net Other Assets (Liabilities) — (9.6%)						(73,643,994)
Total Net Assets — 100.0%						$763,058,000

Legend

SOFR — Secured Overnight Financing Rate

CME Term SOFR 1M — Chicago Mercantile Exchange forward looking measure of SOFR for one month: 4.13%, as of September 30, 2025. Actual reference rates may vary based on the reset date of the security.

CME Term SOFR 6M — Chicago Mercantile Exchange forward looking measure of SOFR for six months: 3.85%, as of September 30, 2025. Actual reference rates may vary based on the reset date of the security.

*    Investment is non-income producing.

1    Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $827,607,572, or 108.4% of net assets. Total cost of restricted investments as of September 30, 2025 was $772,737,355.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)

2    Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.

3    Investment has been committed to but has not been fully funded by the Fund. Refer to Note 3 to the Consolidated Financial Statements for total unfunded commitments by investment type.

4    All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.

5    All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.

6    The rate is the annualized seven-day yield as of September 30, 2025.

7    Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.

8    Foreign security denominated in U.S. Dollars.

9    The fair value of the investment was determined using significant unobservable inputs.

10    Variable rate security. Rate shown is the rate in effect as of September 30, 2025.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Summary of Investments (as a percentage of total net assets)
Direct Investments	64.5%
Investment Funds	43.9%
Short-Term Investments	1.2%
Total Investments	109.6%
Net Other Assets (Liabilities)	(9.6)%
Total Net Assets	100.0%

A summary of outstanding financial instruments as of September 30, 2025 is as follows:

Forward Foreign Currency Exchange Contracts

Counterparty	Settlement Date	Currency Amount Purchased	Currency Amount Sold	Unrealized Appreciation (Depreciation)
Bannockburn Global Forex	12/31/2025	£9,734,469	$12,175,873	$(910,520)
Bannockburn Global Forex	12/31/2025	€48,583,187	$51,041,497	(6,259,453)
Total Forward Foreign Currency Exchange Contracts				$(7,169,973)

Legend

£   British Pound

€   Euro

$   US Dollar

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $781,831,777)	$836,701,994
Cash equivalents held in escrow for subscriptions received in advance	6,778,000
Cash	323,818
Foreign currency, at fair value (cost $879,529)	873,886
Deferred loan issuance costs	268,024
Prepaid offering costs	101,965
Interest receivable	12,428
Prepaid expenses and other assets	62,254
Total Assets	845,122,369

Liabilities
Line of credit payable	32,106,984
Payable for shares repurchased	30,104,264
Subscriptions received in advance	6,778,000
Unrealized depreciation on forward foreign currency exchange contracts	7,169,973
Incentive Fee payable	2,983,372
Line of credit interest payable	839,050
Investment Management Fee payable	669,294
Current tax payable	459,877
Audit and tax fees payable	256,219
Deferred tax liability	179,100
Accounting and administration fees payable	151,383
Administrative services payable	147,324
Legal fees payable	70,380
Due to Adviser	19,994
Transfer agent fees payable	18,234
Custody fees payable	18,279
Other accrued expenses	92,642
Total Liabilities	82,064,369

Commitments and contingencies (see Note 3)

Net Assets	$763,058,000

Composition of Net Assets:
Paid-in capital	$517,674,037
Total distributable earnings	245,383,963
Net Assets	$763,058,000

Net Assets Attributable to:
Class A Shares	$13
Class D Shares	870,916
Class I Shares	762,187,071
$763,058,000
Shares of Beneficial Interests (unlimited number of shares authorized)
Class A Shares	1
Class D Shares	71,283
Class I Shares	62,242,761
62,314,045
Net Asset Value per Share:
Class A Shares[1]	$12.25
Class D Shares	$12.22
Class I Shares	$12.25

1    Class A shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 7 for more details.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income (net of withholding tax of $121,677)	$2,222,844
Interest income	287,483
Interest income paid in-kind	101,971
Total Investment Income	2,612,298

Expenses
Investment Management Fees	6,053,603
Incentive Fees	5,092,045
Line of credit fees and expenses[1]	1,978,910
Accounting and administration fees	485,051
Legal fees	373,296
Administrative service fee	294,648
Audit and tax fees	223,648
Board fees and expenses	106,063
Custodian fees	57,165
Transfer agency fees	52,622
Offering expenses	50,982
Chief compliance officer fees	32,945
Other operating expenses	641,749
Total expenses before waivers	15,442,727
Waiver of Investment Management Fees (Note 5)	(3,005,189)
Waiver of Incentive Fees (Note 5)	(1,671,376)
Net expenses	10,766,162
Net Investment Loss	(8,153,864)

Net Realized Gain (Loss) and Change in Unrealized Appreciation/Depreciation
Net realized gain on distributions from investments (net of withholding tax refunds of $18,558)	52,372,775
Net realized loss on foreign currency transactions	(29,045)
Net realized loss on forward foreign currency exchange contracts	(4,071,468)
Net change in unrealized appreciation/depreciation on investments	15,440,617
Net change in unrealized appreciation/depreciation on foreign currency transactions	4,173
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(2,812,777)
Net change in unrealized appreciation/depreciation on credit facility foreign currency translations	(32,890)
Net change in deferred tax liability	(17,881)
Net Realized Gain (Loss) and Change in Unrealized Appreciation/Depreciation	60,853,504

Net Increase in Net Assets Resulting from Operations	$52,699,640

1    Includes amortization of loan issuance costs, commitment fees, and interest expense.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Changes in Net Assets Resulting from Operations
Net investment loss	$(8,153,864)	$(7,308,385)
Net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency exchange contracts	48,272,262	54,824,103
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, and forward foreign currency exchange contracts, net of deferred taxes	12,581,242	7,319,126
Net Change in Net Assets Resulting from Operations	52,699,640	54,834,844

Distributions to shareholders
Class A	—	(1)
Class D	—	(7,609)
Class I	—	(39,358,555)
Net Change in Net Assets from Distributions to Shareholders	—	(39,366,165)

Change in Net Assets Resulting from Capital Transactions (see Note 7)
Class A
Reinvested distributions	—	1
Total Class A Transactions	—	1

Class D
Proceeds from issuance of shares	693,000	485,000
Reinvested distributions	—	7,609
Exchange of shares	—	(488,092)
Total Class D Transactions	693,000	4,517

Class I
Proceeds from issuance of shares	49,700,045	83,395,498
Reinvested distributions	—	36,716,436
Exchange of shares	—	488,092
Shares repurchased	(50,210,925)	(71,073,583)
Total Class I Transactions	(510,880)	49,526,443

Net Change in Net Assets Resulting from Capital Transactions	182,120	49,530,961

Total Net Increase in Net Assets	52,881,760	64,999,640

Net Assets
Beginning of period	710,176,240	645,176,600
End of period	$763,058,000	$710,176,240

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$52,699,640
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments, net of payable for investments not yet funded	(99,008,139)
Interest income paid in-kind added to principal amount of investments	(101,971)
Return of capital distributions received from investments	45,576,967
Change in short-term investments, net	26,506,092
Net change in unrealized appreciation/depreciation on investments	(15,440,617)
Net change in unrealized appreciation/depreciation on credit facility foreign currency translations	32,890
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	2,812,777
Net change in deferred tax liability	17,881
(Increase)/Decrease in Assets:
Deferred loan issuance costs amortization	67,006
Prepaid expenses and other assets	168,353
Prepaid offering costs	(101,965)
Interest receivable	(374)
Distributions receivable from investments	557,113
Increase/(Decrease) in Liabilities:
Incentive Fee payable	2,983,372
Line of credit interest payable	(324,481)
Investment Management Fee payable	505,322
Audit and tax fees payable	(117,226)
Accounting and administration fees payable	(15,561)
Administrative services payable	31,714
Legal fees payable	(90,455)
Due to Adviser	(21,919)
Custody fees payable	2,623
Transfer agent fees payable	2,257
Other accrued expenses	81,016
Net Cash Provided by Operating Activities	16,822,315

Cash Flows from Financing Activities
Proceeds from subscriptions of shares, net of change in payable for proceeds from subscriptions received in advance	48,455,409
Proceeds from line of credit	26,523,076
Payments made on line of credit	(53,000,000)
Payments for shares repurchased, net of increase in payable for shares repurchased	(40,113,930)
Net Cash Used in Financing Activities	(18,135,445)

Net change in Cash, foreign currency, and cash equivalents	(1,313,130)
Cash, foreign currency, and cash equivalents – Beginning of Period	9,288,834
Cash, foreign currency, and cash equivalents – End of Period	$7,975,704

Supplemental disclosure of non-cash activities
Interest income paid in-kind	$101,971
Non-cash investment cost transfer	2,008,156

Supplemental disclosure of cash flow information
Interest payments on line of credit	$2,079,446

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Financial Highlights Class A Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.41	$11.16	$10.61	$10.09
Activity from investment operations:
Net investment income/(loss)	(0.12)	(0.12)	(0.11)	0.01
Net realized and unrealized gain/(loss) on investments	0.96	1.03	1.18	0.51
Total from investment operations	0.84	0.91	1.07	0.52

Distributions to shareholders
Net investment income	—	—	(0.10)	—
Net realized gains	—	(0.66)	(0.42)	—
Total distributions to shareholders	—	(0.66)	(0.52)	—

Net Asset Value per share, end of period/year	$12.25 [8]	$11.41 [8]	$11.16 [8]	$10.61 [8]

Net Assets, end of period/year	$13	$13	$12	$11

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.64)%	(1.07)%	(2.79)%	(1.38)%

Gross expenses before waivers[4]	3.40%	3.64%	3.90%	3.23%
Waivers of Investment Management Fees and Incentive Fees[5]	(1.05)%	(2.04)%	(1.82)%	(1.71)%
Net expenses[5,6]	2.35%	1.60%	2.08%	1.52%

Total Return[7]	7.36%[8]	8.22%[8]	10.22%[8]	5.19%[8]

Portfolio turnover rate	0%[10]	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$32,107	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$24,829	$13,129	$18,296	$17,014

*    Commencement of offering of Class A shares.

1       Per share data is computed using the average shares method.

2       Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses and the Incentive Fee which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

3       Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4       If Incentive Fees had been excluded, the expense ratios would have decreased by 0.69%, 0.75%, 0.98% and 0.51% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

5       Includes a voluntary waiver of Investment Management Fees by the Adviser of 0.09%, 0.13%, 0.84% and 1.20% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

6       If interest expenses had been excluded, the expense ratios would have decreased by 0.49%, 0.60%, 0.72% and 0.62% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

7       Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

8       Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

9       Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

10     Not annualized.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Financial Highlights Class D Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.37	$11.15	$10.61	$10.09
Activity from investment operations:
Net investment income/(loss)	(0.10)	(0.15)	(0.14)	0.01
Net realized and unrealized gain/(loss) on investments	0.95	1.03	1.19	0.51
Total from investment operations	0.85	0.88	1.05	0.52

Distributions to shareholders
Net investment income	—	—	(0.09)	—
Net realized gains	—	(0.66)	(0.42)	—
Total distributions to shareholders	—	(0.66)	(0.51)	—

Net Asset Value per share, end of period/year	$12.22 [8]	$11.37 [8]	$11.15 [8]	$10.61 [8]

Net Assets, end of period/year	$870,916	$137,919	$103,890	$11

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.43)%	(1.33)%	(3.06)%	(1.38)%

Gross expenses before waivers[4]	3.18%	3.90%	4.17%	3.23%
Waivers of Investment Management Fees and Incentive Fees[5]	(1.04)%	(2.04)%	(1.82)%	(1.71)%
Net expenses[5,6]	2.14%	1.86%	2.35%	1.52%

Total Return[7]	7.48%[8]	7.96%[8]	10.01%[8]	5.19%[8]

Portfolio turnover rate	0%[10]	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$32,107	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$24,829	$13,129	$18,296	$17,014

*     Commencement of offering of Class D shares.

1       Per share data is computed using the average shares method.

2       Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses and the Incentive Fee which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

3       Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4       If Incentive Fees had been excluded, the expense ratios would have decreased by 0.69%, 0.75%, 0.98% and 0.51% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

5       Includes a voluntary waiver of Investment Management Fees by the Adviser of 0.09%, 0.13%, 0.84% and 1.20% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

6       If interest expenses had been excluded, the expense ratios would have decreased by 0.49%, 0.60%, 0.72% and 0.62% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

7       Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

8       Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

9       Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

10     Not annualized.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Financial Highlights Class I Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.41	$11.16	$10.61	$10.00
Activity from investment operations:
Net investment income/(loss)	(0.13)	(0.12)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.97	1.03	1.18	0.63
Total from investment operations	0.84	0.91	1.07	0.61

Distributions to shareholders
Net investment income	—	—	(0.10)	—
Net realized gains	—	(0.66)	(0.42)	—
Total distributions to shareholders	—	(0.66)	(0.52)	—

Net Asset Value per share, end of period/year	$12.25 [8]	$11.41 [8]	$11.16 [8]	$10.61 [8]

Net Assets, end of period/year	$762,187,071	$710,038,308	$645,072,698	$595,739,269

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.74)%	(1.07)%	(2.79)%	(2.10)%

Gross expenses before waivers[4]	3.48%	3.64%	3.90%	3.64%
Waivers of Investment Management Fees and Incentive Fees[5]	(1.04)%	(2.04)%	(1.82)%	(1.88)%
Net expenses[5,6]	2.44%	1.60%	2.08%	1.76%

Total Return[7]	7.36%[8]	8.22%[8]	10.24%[8]	6.10%[8]

Portfolio turnover rate	0%[10]	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$32,107	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$24,829	$13,129	$18,296	$17,014

*     The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.

1       Per share data is computed using the average shares method.

2       Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses and the Incentive Fee which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

3       Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4       If Incentive Fees had been excluded, the expense ratios would have decreased by 0.69%, 0.75%, 0.98% and 0.51% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

5       Includes a voluntary waiver of Investment Management Fees by the Adviser of 0.09%, 0.13%, 0.84% and 1.20% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

6       If interest expenses had been excluded, the expense ratios would have decreased by 0.49%, 0.60%, 0.72% and 0.62% for the six months ended September 30, 2025, the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

7       Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

8       Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

9       Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

10     Not annualized.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited)
Note 1 – Organization

Constitution Capital Access Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified closed-end management investment company. The Fund was organized on March 3, 2022 and commenced operations on October 1, 2022 (the “Commencement of Operations”). Constitution Capital PM, LP serves as the investment adviser (the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

Simultaneous with the Commencement of Operations, the U/C Seed Partnership Fund, L.P. (the “Predecessor Fund”), reorganized and transferred substantially all its portfolio securities into the Fund with a transfer value policy election to use fair market value as opening cost for a non-taxable transaction.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of investments in private assets (collectively, “Private Assets”) that the Adviser believes provide attractive risk-adjusted return potential. The Fund’s investments include (i) direct investments (i.e. positions in the equity or debt of operating companies) (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) secondary purchases (i.e. purchases of existing interests that are acquired on the private secondary market (“Secondary Investments”) of closed-end private funds (“Investment Funds”) managed by third-party managers (“Investment Fund Managers”); (iii) primary investments (i.e. commitments to new private equity or other funds, which are sourced and diligence by the Adviser) (“Primary Investments”); (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity); and (vi) short-term investments, which generally are cash equivalents that represent investments in high quality money market instruments and/or money market mutual funds (together, “Short-term Investments”).

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A Shares, Class D Shares and Class I Shares. Each class of Shares have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The Fund is deemed to be an individual reporting segment, and the investment objective and investment strategies of the Fund, as detailed in its Prospectus, is used by the Adviser to make investment decisions in its capacity as the chief operating decision maker (“CODM”). Pursuant to the Fund’s investment advisory agreement, the Adviser, not an individual or a subset of individuals within the Adviser, makes the decisions and takes responsibility for the decisions contemplated by Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. The CODM is a function, not a title, that can be a shared function. On a day-to-day basis various personnel within the Adviser make judgments regarding resource allocation to a particular fund within the funds managed by the Adviser. Senior management, portfolio managers, analysts, accountants, and compliance professionals within the Adviser make daily determinations of the time and resources that needs to be devoted to a particular fund, based on that fund’s portfolio, market activity, subscription and redemption activity, and other outside factors not controllable or predictable by the Adviser. Thus, the Adviser, as an organization adjusts its resource allocations on a day-to-day basis and there is not one person or group or committee of persons who is consulted, or could reasonably be consulted, with respect to these resource allocation decisions on a day-to-day basis. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM for the day-to-day management of the Fund is consistent with the information presented within these Consolidated Financial Statements. The Fund is party to the agreements as disclosed in Note 5 of the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements.

a. Consolidation of Subsidiaries

The Fund may make investments through wholly owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered with the SEC under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Fund’s Board of Managers (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 1 – Organization (continued)

compliance with its investment policies. The Fund complies with Section 8 of the Investment Company Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the Investment Company Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary’s debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly owned by the Fund.

As of September 30, 2025, there are three active Subsidiaries:

Subsidiary	Formation Date	Domicile	% of Investments	# of Investments
CC PMF Holdings, LLC	March 17, 2022	United States	94.83	89
CC PMF Blocker, LLC	March 21, 2022	United States	0.05	1
CC PMF Splitter Partnership	August 5, 2022	United States	5.12	5

The Consolidated Financial Statements of the Fund include the accounts of the Subsidiaries. All intercompany accounts and transactions have been eliminated.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting and reporting policies used by the Fund in preparing its Consolidated Financial Statements.

a. Basis of Accounting

The Fund is an investment company and applies the guidance set forth in ASC Topic 946, Financial Services — Investment Companies (“ASC 946”). The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund invests, under normal circumstances, in a broad portfolio of Private Assets and values them at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 of the Investment Company Act to perform fair value determinations and has approved valuation procedures for the Fund. Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security.

Where available, the Fund uses the net asset value (“NAV”) reported by the sponsors (“Sponsors”) of the Direct Investments and Investment Fund Managers as a practical expedient in determining fair values of the Direct Investments and Investment Funds as of a valuation date for the Fund, in accordance with ASC 820. If the most recent NAV is reported as of a date which does not align with the valuation date for the Fund, the Adviser assesses whether an adjustment to the most recently reported NAV is justified in accordance with the Fund’s valuation procedures. In making this assessment, the Adviser considers, among other things, information provided by the Sponsors and Investment Fund Managers, including quarterly unaudited financial statements and cash flow activity observed during the period between the most recently reported NAV date and the valuation date for the Fund. The Adviser will also review the appropriateness of the adjustment to the most recently reported NAV based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recently reported NAV.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 2 – Significant Accounting Policies (continued)

If a NAV is not reported by a Sponsor or an Investment Fund Manager to the Fund or an investment does not meet the qualifications of an investment company under ASC 946, the Adviser may make a fair value determination by utilizing information provided by the Sponsor or Investment Fund Manager, including quarterly unaudited financial statements, financial forecasts, and cash flow activity observed during the valuation period. The Adviser may also utilize the cost of the investment, present value or other subjective income and market-based valuation techniques acceptable under ASC 820. These techniques may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser has established an internal valuation committee consisting of senior members of the organization to review and approve valuations related to the Direct Investments and Investment Funds as of each valuation date.

For investments that are publicly traded and have market quotations readily available on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange, valuations will be based on their respective market price and may be further adjusted for potential restrictions on the transfer or sale of such securities.

c. Cash and Cash Held in Escrow

In order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and in short-term interest-bearing deposit accounts with UMB Bank, n.a. (the “Custodian”). At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Cash held in escrow represents funds received from prospective investors prior to the effective date of the subscriptions, which are restricted for use and placed in an interest-bearing escrow account with the Custodian, who also serves as the Fund’s escrow agent. On the effective date of the subscription, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Interest, if any, earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders. As of September 30, 2025, the Fund had $6,778,000 of cash equivalents (defined below) held in escrow related to subscriptions that were received prior to the effective date of the subscriptions and are disclosed on the Consolidated Statement of Assets and Liabilities.

d. Cash Equivalents

Cash equivalents represent short-term investments in high quality money market instruments and money market mutual funds and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, with a low risk of loss and which generally have remaining maturities of one year or less. Such short-term investments may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Cash equivalents held by the Fund are disclosed under short-term investments on the Consolidated Schedule of Investments.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to manage foreign exchange rate risk. The Fund’s forward foreign currency exchange contracts are not considered to be hedging instruments under U.S. GAAP and, therefore, the Fund accounts for them at fair value on the Consolidated Statement of Assets and Liabilities at the applicable translation rates, resulting in unrealized gains or losses. Realized gains or losses are recorded at the time all or a portion of the forward foreign currency exchange contract is closed, and the currency is delivered or received, whether upon maturity of the forward foreign currency exchange contract or by the election of a party to terminate all or a portion of the forward foreign

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 2 – Significant Accounting Policies (continued)

currency exchange contract. Risk may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. Refer to Note 4 on more information regarding the Fund’s use of forward foreign currency exchange contracts.

f. Foreign Currency

Valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of Private Assets. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments and net realized and unrealized gain (loss) from currency transactions on the Consolidated Statement of Operations.

g. Offering Costs

Offering costs include expenses incurred in connection with the continuous offering of the Fund’s shares, such as costs incurred to register the Fund’s shares. These costs are recorded as prepaid offering costs on the Consolidated Statement of Assets and Liabilities and are amortized over a period of twelve months. For the six months ended September 30, 2025, amortization of offering costs totaled $50,982.

h. Investment Income

The Fund’s primary sources of income are investment income and gains recognized upon distributions from Private Assets and unrealized appreciation in the fair value of its Private Assets. The Fund generally recognizes investment income and realized gains based on the characterization of distributions provided by the Private Assets at the time of distributions.

Realized gains and losses from the sale of Private Assets represent the difference between the original cost of the Private Assets, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution. The Fund recognizes the difference between the net cost and the estimated fair value of Private Assets owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recognized on preferred equity securities on an accrual basis, and on common equity securities on the record date (for private companies) or on the ex-dividend date (for publicly traded companies). Other income from Private Assets, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date received.

i. Income Taxes

The Fund elects to be treated as, and continues to qualify as, a Regulated Investment Company as defined under Subchapter M of the Internal revenue Code of 1986, as amended (the “Code”), by distributing substantially all of its taxable income and net realized gains (after reduction for any capital loss carryforwards) to Shareholders, and by meeting certain diversification and income requirements with respect to its investments. Therefore, no federal income tax provision has been recorded for the Fund.

The Fund recognizes the tax benefits of certain uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities in accordance with ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). The Adviser has analyzed the Fund’s tax positions and has concluded that the Fund does not have any uncertain tax positions at both federal or state levels that met the recognition criteria of ASC 740 as of September 30, 2025. The tax years ended September 30, 2023 through September 30, 2025 for the Fund are open and subject to examination by the IRS.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 2 – Significant Accounting Policies (continued)

A Subsidiary of the Fund, CC PMF Blocker, LLC (the “Blocker”), is a domestic limited liability company that elects to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Blocker recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Blocker has a deferred tax asset, the Adviser considers whether a valuation allowance is required. Detailed tax information for the Fund and the Blocker is included in Note 15.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of the Private Assets in which the Fund invests, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses, other than class-specific expenses, are subject to an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”, as further discussed in Note 5). Expenses are recorded on an accrual basis and allocated to Shares based upon ownership percentage.

k. Recent Accounting Pronouncements

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by federal, state, foreign, and individual jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for annual periods of public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. The Adviser is currently evaluating the impact that the adoption of ASU 2023-09 will have on the Consolidated Financial Statements.

Note 3 – Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price), or in the absence of a principal market, the most advantageous market for the asset, and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 3 – Fair Value Measurements (continued)

Level 2 — Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and interests in Private Assets whose fair value is predominantly attributable to investments in Level 1 type securities. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 — Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV per share, or its equivalent, as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Sponsors and Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Sponsors and Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2025:

	Level 1	Level 2	Level 3	NAV as a Practical Expedient(1)	Total
Investments
Direct Investments	$—	$4,849,918	$79,871,897	$406,828,442	$491,550,257
Investment Funds	—	—	—	336,057,315	336,057,315
Short-Term Investments	9,094,422	—	—	—	9,094,422
Total Investments	$9,094,422	$4,849,918	$79,871,897	$742,885,757	$836,701,994
Liabilities
Other Financial Instruments(2)
Forward foreign currency exchange contracts	$—	$(7,169,973)	$—	$—	$(7,169,973)
Total Liabilities	$—	$(7,169,973)	$—	$—	$(7,169,973)
Total Investments, net of Forward Foreign Currency Exchange Contracts	$9,094,422	$(2,320,055)	$79,871,897	$742,885,757	$829,532,021

(1)      Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

(2)      Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation) on the instrument.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 3 – Fair Value Measurements (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Direct Investments
Balance as of March 31, 2025	$84,122,676
Transfers into Level 3	—
Transfers out of Level 3	(15,473,599)
Total gains or losses for the period
Included in earnings (or changes in net assets)	(3,977,835)
Purchases	20,439,411
Return of capital distributions	(5,238,756)
Balance as of September 30, 2025	$79,871,897

Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level 3 assets held at the end of the reporting period	$(3,964,536)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Direct Investments reported by their sponsor, and of Investment Funds reported by the Investment Fund Managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Such changes during the period resulted in all transfers out of Level 3 during the six months ended September 30, 2025, as a reported or adjusted NAV as of September 30, 2025 became available to utilize as a practical expedient.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Investments	Asset Class	Fair Value at 9/30/2025	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input
Direct Investments	Direct Equity	$67,786,420	Market Approach	EBITDA Multiple	8.5x – 18.0x	13.2x	Increase
Direct Investments	Direct Equity	$10,000,000	Cost	Recent Transaction Price	N/A	N/A	N/A
Direct Investments	Direct Credit	$2,085,477	Income Approach	Market Yield	4.0% – 14.0%	13.0%	Increase

(1)      The Adviser considers relevant indications of value that are reasonably and timely available, including known information available before the financial statements are issued, in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)      Weighted average by the relative fair value of the investments in that asset class.

Level 3 Direct Investments valued using an unobservable input are directly affected by a change in that input. Significant increases or decreases in these inputs in isolation would result in significantly higher or lower fair value measurements.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 3 – Fair Value Measurements (continued)

The Fund’s Direct Investments and Investment Funds, along with their corresponding unfunded commitments and other attributes as of September 30, 2025, are summarized in the table below:

Investment Category	Strategy	Fair Value	Unfunded Commitments(1)	Redemption Frequency(2)	Notice Period (In Days)	Redemption Restriction Terms(3)
Direct Investments	Investments in an operating company alongside other investors	$ 491,550,257	$ 13,233,214	None	N/A	Liquidity in the form of distributions
Primary Investments	Investments in newly launched Investment Funds	215,038,126	56,548,343	None	N/A	Liquidity in the form of distributions
Secondary Investments	Investments in mature Investment Funds	121,019,189	20,604,044	None	N/A	Liquidity in the form of distributions

(1)      Unfunded commitments represent future funding obligations to Direct Investments and Investment Funds, which the Fund expects to satisfy from available cash, future distributions from Direct Investments and Investment Funds, and borrowings from the Fund’s line of credit.

(2)      The information summarized in the table above represents general terms. Individual Private Assets may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Private Assets have the flexibility, as provided for in their offering documents, to modify and waive such terms.

(3)      Distributions from Private Assets occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined.

Note 4 – Derivatives and Hedging

ASC Topic 815, Derivatives and Hedging, requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund entered into forward foreign currency exchange contracts during the six months ended September 30, 2025 to manage foreign currency exchange rate risk. The $7,169,973 of unrealized depreciation on forward foreign currency exchange contracts on the Consolidated Statement of Assets and Liabilities is subject to forward foreign currency exchange contract risk.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Financial Statements of the Fund are presented in the tables below.

Derivatives not designated as hedging instruments	Location on Consolidated Statement of Asset and Liabilities	Value
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(7,169,973)

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 4 – Derivatives and Hedging (continued)

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended September 30, 2025, are as follows:

Derivatives not designated as hedging instruments	Location on Consolidated Statement of Operations	Value
Forward foreign currency exchange contracts	Net Realized Gain/(Loss) on Derivatives Recognized in Income	$(4,071,468)
Forward foreign currency exchange contracts	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income	$(2,812,777)

The notional amount of forward foreign currency exchange contracts is included on the Consolidated Schedule of Investments. The quarterly average notional value of forward foreign currency exchange contracts was $83,046,967, and the quarterly average contracts held was 2, respectively, as of September 30, 2025.

a. Offsetting of Derivatives Assets and Liabilities

Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to master netting agreements or similar arrangements in the Consolidated Statement of Assets and Liabilities, and derivative instruments are therefore presented on a gross basis. Gross amounts of the derivative instruments, amounts related to financial instruments or cash collateral not offset, and net amounts are presented below:

	Derivative (Asset)	Derivative (Liability)		Collateral Pledged
Counterparty	Forward Foreign Currency Exchange Contracts	Forward Foreign Currency Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Bannockburn Global Forex, LLC	$—	$(7,169,973)	$(7,169,973)	$—	$—	$—

Note 5 – Investment Management Services and Other Agreements

a. Investment Management Fee

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund, in accordance with the Investment Management Agreement. The Investment Management Fee is paid to the Adviser out of the Fund’s assets and therefore decreases the net profits or increases the net losses of the Fund and is due and payable in arrears after the end of each month.

The Fund pays the Adviser a monthly Investment Management Fee equal to 0.125% (1.50% on an annualized basis) of the greater of (i) the Fund’s NAV as of the beginning of the month and (ii) the Fund’s NAV as of the beginning of the month less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month.

During the period from April 1, 2025 through June 30, 2025, the Adviser had entered into an investment management fee waiver agreement with the Fund (the “Management Fee Waiver Agreement”) whereby, the Adviser had agreed to waive all or a portion of the Investment Management Fee so that after such waiver, the maximum Investment Management Fee that the Adviser was entitled to receive from the Fund was equal to 0.25%, on an annualized basis. On July 1, 2025, the Adviser entered into a new Management Fee Waiver Agreement with the Fund whereby the Adviser has agreed to waive all or a portion of the Investment Management Fee so that after such waiver, the maximum Investment Management Fee that the Adviser is entitled to receive from the Fund shall be equal to 1.25%, on an annualized basis, through June 30, 2026.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 5 – Investment Management Services and Other Agreements (continued)

The Fund incurred $6,053,603 in Investment Management Fees for the six months ended September 30, 2025, which are reflected in the Consolidated Statement of Operations. Under the terms of the Management Fee Waiver Agreement, the Adviser contractually waived $2,325,362 of the Investment Management Fee during the six months ended September 30, 2025. Furthermore, the Adviser elected to waive an additional $679,827 of the Investment Management Fee on a voluntary basis during the six months ended September 30, 2025, for a total amount waived on a contractual and voluntary basis of $3,005,189 during the six months ended September 30, 2025.

b. Incentive Fee

At the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses and excluding any distribution and shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or tendered from the Fund by Shareholders).

The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.

During the period from April 1, 2025 through June 30, 2025, the Adviser had entered into an incentive fee waiver agreement with the Fund (the “Incentive Fee Waiver Agreement”) whereby the Adviser had contractually agreed to waive any and all of the Incentive Fee that would otherwise be payable to it. The Incentive Fee Waiver Agreement was not extended by the Adviser following its expiration on June 30, 2025.

The Fund incurred $5,092,045 in Incentive Fees for the six months ended September 30, 2025, which are reflected in the Consolidated Statement of Operations. Under the terms of the Incentive Fee Waiver Agreement, the Adviser contractually waived $1,671,376 of the Incentive Fee during the six months ended September 30, 2025.

c. Administrative Services Agreement

The Adviser has entered into an administrative services agreement (the “Administrative Services Agreement”) with the Fund whereby the Adviser is responsible for performing, overseeing, or arranging for the performance of certain administrative services necessary to support the day-to-day operations of the Fund. Costs incurred by the Adviser to perform such administrative services are reasonably allocated by the Adviser to the Fund based on an evaluation of the Adviser’s resources used to service the Fund each quarter. While the methodology does not change quarter-to-quarter, the specific allocations may change. The Administrative Services Agreement remains in effect unless so terminated by the Adviser or the Fund.

The Fund accrues for amounts due to the Adviser under the terms of the Administrative Services Agreement monthly and pays the Adviser after the end of each quarter. For the six months ended September 30, 2025, the Fund reimbursed $294,648 to the Adviser under the terms of the Administrative Services Agreement and such amounts are shown on the Consolidated Statement of Operations.

d. Expense Limitation and Reimbursement Agreement

The Adviser has entered into an Expense Limitation Agreement with the Fund whereby, until at least June 30, 2026, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure its total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, the Incentive Fee, and any acquired fund fees and expenses as

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 5 – Investment Management Services and Other Agreements (continued)

determined in accordance with SEC Form N-2, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.95%, 2.25% and 2.50% of the average daily net assets of Class A Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, the Incentive Fee, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, total annual expenses of the Fund (after fee waivers and expense reimbursements) are expected to exceed 2.95%, 2.25% and 2.50% for the Class A Shares, Class I Shares and Class D Shares, respectively. The Expense Limitation Agreement automatically renews for consecutive one-year terms unless terminated by the Fund or Adviser. For the six months ended September 30, 2025, the total amount of expenses that were reimbursed by the Adviser under the terms of the Expense Limitation Agreement was $0.

For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. Any recoupment would be limited to the lesser of (1) the expense limitation in effect at the time of waiver, or (2) the expense limitation in effect at the time of recoupment. For the six months ended September 30, 2025, the total amount of waived fees that are subject to recoupment are $0.

e. Distribution Agreement

Foreside Financial Services, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund on a best-effort basis.

The Fund has adopted a Distribution and Services (the “Distribution Plan”) with respect to Class A Shares and Class D Shares Plan in compliance with Rule 12b-1 of the Investment Company Act, which allows the Fund to pay distribution fees for the sale and distribution of its Class A Shares and Class D Shares.

Under the Distribution Plan, the Fund may pay as compensation up to 0.70% on an annualized basis of the Fund’s net asset value attributable to Class A Shares and up to 0.25% on an annualized basis of the Fund’s net asset value attributable to Class D Shares (each, a “Distribution Fee”) to the Fund’s Distributor or other qualified recipients under the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Class A Shares and Class D Shares, respectively. For purposes of determining the Distribution Fee, net asset value is calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution Fee payable. Class I Shares are not subject to a distribution fee.

For the six months ended September 30, 2025, there were no Distribution Fees were charged to Class A or Class D Shareholders or payable to the Distributor.

f. Board Fees

In consideration of the services rendered by each independent member of the Board (each, an “Independent Manager”), the Fund has agreed to compensate each Independent Manager with an annual retainer fee of $50,000. In addition, the Fund reimburses the expenses of the Independent Managers in connection with their services. Board fees and expenses incurred for the six months ended September 30, 2025 totaled $106,063 and are included in the Consolidated Statement of Operations. Independent Managers do not receive any pension or retirement benefits from the Fund.

g. Administration and Custody Agreements

The Fund’s fund accountant, transfer agent and administrator is UMB Fund Services, Inc. (the “Administrator”). Under the terms of the Administration and Fund Accounting Agreement, the Administrator is responsible for calculating the NAV of the Fund and providing additional administrative services to the Fund.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 5 – Investment Management Services and Other Agreements (continued)

The Custodian is an affiliate of the Administrator and is responsible for holding the Fund’s assets and providing for their safekeeping under the terms of a Custody Agreement.

The fees incurred by the Fund for administrative and custodian services for the six months ended September 30, 2025 totaled $542,216, and are reported on the Consolidated Statement of Operations.

h. Compliance Services Agreements

Vigilant Compliance, LLC provides compliance services and a chief compliance officer (“CCO”) to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2025 totaled $32,945, and are reported on the Consolidated Statement of Operations.

Note 6 – Distributions/Allocation of Shareholders Capital

Because the Fund intends to qualify annually as a Regulated Investment Company under the Code, the Fund intends to distribute at least 90% of its annual net taxable income and capital gains to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under the dividend reinvestment plan (“DRIP”). Any distributions reinvested under the DRIP will nevertheless remain subject to U.S. federal (and applicable state and local) taxation to Shareholders. Income, expenses, realized and unrealized capital gains and losses of the Fund are allocated on a pro rata basis to each class of Shares relative net assets, except for distribution fees which are unique to each class of Shares. Refer to Note 15 for further information on distributions made by the Fund.

Note 7 – Share Transactions/Subscription and Repurchase of Shares

Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders, including the Adviser and its affiliates, pursuant to written tenders by Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets each quarter, on or about each February 28, May 31, August 31, and November 30. The Board has discretion to suspend repurchase offers if it deems them not to be in the best interest of Shareholders. The Fund will make repurchase offers, if any, to all holders of Shares. The Fund is entitled to charge an early repurchase fee of 2% with respect to any repurchase of Shares from a Shareholder if the interval between the date of purchase of the Shares and the valuation date with respect to the repurchase of those shares is less than one year.

Class A Shares will be subject to a sales charge of up to 3.50% while Class D Shares and Class I Shares will not be subject to any initial sales charge. The Class A sales charge is assessed outside of the Fund by the Distributor and paid directly by Shareholders. For some investors, the sales charge may be waived or reduced.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 7 – Share Transactions/Subscription and Repurchase of Shares (continued)

Transactions in Shares were as follows:
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025
	Shares	Amounts	Shares	Amounts
Class A Shares
Reinvestment of distributions	—	$—	— *	$1
Net increase (decrease)	—	$—	— *	$1

Class D Shares
Proceeds from shares issued	59,155	$693,000	43,887	$485,000
Reinvestment of distributions	—	—	672	7,609
Exchange of shares	—	—	(41,748)	(488,092)
Net increase (decrease)	59,155	$693,000	2,811	$4,517

Class I Shares
Proceeds from shares issued	4,244,620	$49,700,045	7,341,288	$83,395,498
Reinvestment of distributions	—	—	3,233,931	36,716,436
Exchange of shares	—	—	41,671	488,092
Repurchase of shares	(4,234,283)	(50,210,925)	(6,201,281)	(71,073,583)
Net increase (decrease)	10,337	$(510,880)	4,415,609	$49,526,443

*    Amount represents less than 0.05 shares.

Note 8 – Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. As of September 30, 2025, the Fund did not hold any affiliated investments.

Note 9 – Related Party Transactions

The Adviser is an affiliate of the Fund. As of September 30, 2025, amounts owed to related parties of the Fund totaled of $19,994 and represented various fund expenses that were paid by the Adviser on behalf of the Fund, such as filing fees and investment related expenses. Amounts due to the Adviser are included on the Consolidated Statement of Assets and Liabilities.

Note 10 – Investment Transactions

Total purchases of Private Assets for the six months ended September 30, 2025 amounted to $93,239,442. Total distribution proceeds from sale, redemption, or other disposition of investments, excluding Short-Term Investments, for the six months ended September 30, 2025 amounted to $0.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)

Note 11 – Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

Note 12 – Risk Factors

a. Investment Risk

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds, which are expected to be valued at fair value. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, there is no assurance that the Fund will be able to realize the value of such investments in a timely manner, and any such sales would likely require the consent of the applicable Investment Fund Manager or Sponsor and could occur at a discount to a reported net asset value. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Certain factors that may be considered by the Adviser in determining fair value of the Direct Investments and Investment Funds include financial comparisons to a selection of comparable companies that are publicly traded, discounted cash flows, market conditions within the sectors that they do business, and other relevant factors. Such valuations are inherently uncertain and often reflect the most recent information received by the Adviser about the Direct Investments and Fund Investments, which may be on a lagged or estimated basis. As a consequence, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material. The Fund’s fair value determinations could therefore cause the Fund’s net asset value as of a valuation date to differ materially from what it would have been had such information been fully incorporated and may result in investors who purchased shares receiving more or less shares and investors who tender their shares receiving more or less cash proceeds than they otherwise would have received.

b. Liquidity Risk

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

c. Economic Risk

The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s Private Assets.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 12 – Risk Factors (continued)

Furthermore, there have been ongoing negotiations which may result in significant changes to trade policies and treaties between the United States and other countries, and may involve tariffs being enforced by the United States on goods imported from other countries. The outcome of these negotiations, while currently uncertain, may have a negative impact on global economic conditions and may impact trade between other countries and the United States. These factors could restrict access to customers or suppliers which may result in a negative impact to the business, financial condition, and results of operations of an underlying fund or portfolio company, which in turn, would negatively impact the Fund.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

d. Financial Institution Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

e. Derivatives and Hedging Risk

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 12 – Risk Factors (continued)

f. Currency Risk

The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Assets are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

g. Unfunded Commitments Risk

The Fund is subject to unfunded commitments risk in connection with its future funding obligations to Direct Investments and Investment Funds. These include, among others, risks related to the valuation and liquidity of Direct Investments and Investment Funds. While Direct Investments and Investment Funds may in certain instances be fair valued at NAV as a practical expedient, it is probable that such investments sell at a value different from its reported NAV. Additionally, the timing and magnitude of capital calls may occur during periods that are disadvantageous to the Fund, potentially impacting its liquidity management and investment strategy. The Fund expects to satisfy capital commitments from available cash, future distributions from Direct Investments and Investment Funds, and borrowings from the Fund’s line of credit, which may result in additional costs.

Note 13 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act. As of September 30, 2025, L8 Investment Holdings, LP holds 77.17% of the outstanding Shares of the Fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund.

Note 14 – Line of Credit

On October 1, 2022, the Fund secured a committed multicurrency revolving line of credit (the “Facility”) with Barclays Bank PLC. The Fund anticipates that this Facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. Borrowings in US dollars under this Facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 2.85% and 3-month Term secured overnight financing rate (“SOFR”), or Daily Simple RFR for loans denominated in Great British Pounds or in Swiss Francs, or EURIBOR for loans denominated in Euros.

A summary of the key terms of the Facility as of September 30, 2025 are as follows:
Maximum Principal Amount Available	$150,000,000
Maturity Date	October 1, 2027
Commitment fee on undrawn principal amount	0.75% per annum
Annual upfront fee	0.20% per annum

In addition, the Fund pays a minimum usage fee of 2.10% which is applied to the minimum usage amount less any utilization.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 14 – Line of Credit (continued)

For the period ended September 30, 2025, loan issuance costs and upfront fees of $268,024 are disclosed as an asset amortized over the life of the facility on the Consolidated Statement of Assets and Liabilities and expensed monthly on the Consolidated Statement of Operations as Line of Credit Fees and Expenses.

The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 183 days the Fund had outstanding borrowings were 6.23%, $27,285,556, $58,551,018, and $1,017,603.42, respectively. As of September 30, 2025 the Fund had $32,106,984 of outstanding borrowings. The Fund was in compliance with all applicable covenants under the Facility during the six months ended September 30, 2025.

Note 15 – Tax Information

The Fund’s tax year end is September 30. The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership investments.

As of September 30, 2025, the Fund had a permanent book to tax difference of $731,797 resulting primarily from book to tax cost differences related to underlying partnership investments. This permanent book to tax difference has been reclassified between paid-in capital and distributable earnings, and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings/(deficit) on a tax basis are as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	645,258
Accumulated earnings	645,258

Accumulated capital and other losses	(15,854,689)
Other book/tax differences	(10,925,268)
Unrealized appreciation/(depreciation)	271,518,662
Total accumulated earnings/(deficit)	$245,383,963

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the Fund’s tax year ending September 30, 2025 and September 30, 2024 were as follows:

	Tax Year Ending September 30, 2025	Tax Year Ending September 30, 2024
Ordinary income	$—	$5,511,614
Net long term capital gains	39,366,165	22,207,164
Total distributions paid	$39,366,165	$27,718,778

As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Tax cost of investments	$557,804,053

Gross unrealized appreciation	$375,130,897
Gross unrealized depreciation	(103,612,235)
Net unrealized appreciation on investments	$271,518,662

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements (Continued) September 30, 2025 (Unaudited)
Note 15 – Tax Information (continued)

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to timing differences in recognizing certain gains and losses in security transactions.

The Blocker is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The estimated provision for income taxes attributable to the Blocker for the six months ended September 30, 2025 consists of the following:

Current:
Federal	$—
State	—
Total	—

Deferred:
Federal	$13,713
State	4,168
Total	$17,881

Estimated provision for income taxes	$17,881

As of September 30, 2025, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on Private Assets on a book and tax basis.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(loss) on investments before taxes as follows:

Income taxes at statutory rate	$14,588
State income taxes	3,292
Book to tax period adjustments	—
Estimated provision for income taxes	$17,881

Note 16 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through November 26, 2025 the date the financial statements were available to be issued.

Subscriptions into the Fund for October 1, 2025 and November 1, 2025 equaled $0, $0 and $8,275,500 for Class A Shares, Class D Shares, and Class I Shares, and $0, $0, and $8,001,383 for Class A Shares, Class D Shares, and Class I Shares, respectively.

The Fund commenced a tender offer as follows:

Commencement Date	October 3, 2025
Expiration Date	October 31, 2025
Valuation Date	November 28, 2025
Requested estimated value of tenders based on September 30, 2025 NAV per share	$20,350,405

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Constitution Capital Access Fund, LLC
Other Information September 30, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-855-551-2276 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

Investment Adviser
Constitution Capital PM, LP
300 Brickstone Square, 7th Floor
Andover, MA 01810

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Administrator, Transfer Agent, and Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949

Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual reports.

(b)    Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Not applicable to semi-annual reports.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	There were no written solicitations.
(a)(5)	There is no change to the registrant’s independent public accountant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Constitution Capital Access Fund, LLC
By (Signature and Title)*	/s/ Daniel M. Cahill
Daniel M. Cahill, President
(Principal Executive Officer)
Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel M. Cahill
Daniel M. Cahill, President
(Principal Executive Officer)
Date:	December 5, 2025
By (Signature and Title)*	/s/ Jeff Minerva
Jeff Minerva, Treasurer
(Principal Financial Officer)
Date:	December 5, 2025

____________

*        Print the name and title of each signing officer under his or her signature.